BLACKROCK FUNDSSM

BlackRock All-Cap Energy & Resources Portfolio

Energy & Resources Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated February 2, 2017 to the Funds’

Statement of Additional Information dated January 27, 2017

Effective April 1, 2017, the following changes are made to the Funds’ Statement of Additional Information:

The section entitled “Management, Advisory and Other Service Arrangements — Information Regarding the Portfolio Managers” is revised as follows:

The heading and first paragraph are deleted in their entirety and replaced with the following:

Information Regarding the Portfolio Manager

Alastair Bishop is the portfolio manager and is primarily responsible for the day-to-day management of the Funds.

The sub-section entitled “Other Funds and Accounts Managed” is deleted in its entirety and replaced with the following:

The following tables set forth information about the funds and accounts other than the Fund for which the Funds’ portfolio manager is primarily responsible for the day-to-day portfolio management as of September 30, 2016.

All-Cap Energy & Resources

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alastair Bishop	2	5	0	0	0	0
	$1.40 Billion	$3.06 Billion	$0	$0	$0	$0

Energy & Resources

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based
Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Alastair Bishop	2	5	0	0	0	0
	$1.05 Billion	$3.06 Billion	$0	$0	$0	$0

The table in the sub-section entitled “Portfolio Manager Beneficial Holdings” is deleted in its entirety and replaced with the following:

Portfolio Manager	Funds Managed	Dollar Range of Equity Securities Beneficially Owned
Alastair Bishop	All-Cap Energy & Resources	$10,001-$50,000

	Energy & Resources	None

The last two sentences of the first paragraph of the sub-section entitled “Portfolio Manager Potential Material Conflicts of Interest” are deleted in their entirety and replaced with the following:

It should also be noted that Mr. Bishop may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Mr. Bishop may therefore be entitled to receive a portion of any incentive fees earned on such accounts.

Shareholders should retain this Supplement for future reference.

SAI-19065-0217SUP

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